Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024	[2]	Jun. 30, 2023	[2]
Cash and Cash Equivalents [Abstract]
Cash	$ 200,221		$ 46,552
Short-term deposits	55,058		702
Total cash and cash equivalents	255,279	[1]	47,254	[1],[2]	$ 60,464		$ 139,932
Cash and cash equivalents	$ 0		$ 100

[1]	Cash and cash equivalents restricted by legal or contractual arrangements as at 30 June 2026 is nil (2025: $0.1 million).
[2]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.